CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Commercial vehicles	$ 593,912	$ 249,040	$ 505,618
Finance	43,385	69,804	84,100
Insurance	20,330	14,268	8,376
Property lease and management	501	0	0
Total revenues	658,128	333,112	598,094
Cost of sales
Commercial vehicles	9,981	7,350	86,055
Commercial vehicles, related parties	569,807	234,781	404,572
Insurance	3,485	2,159	0
Property lease and management	1,360	0	0
Total cost of sales	584,633	244,290	490,627
Gross profit	73,495	88,822	107,467
Operating expenses (income)
Selling and marketing	10,262	10,126	8,055
General and administrative	49,927	41,951	27,204
Interest expense	7,626	10,621	15,920
Interest expense, related parties	1,971	869	3,020
Other income, net	(13,435)	(7,101)	(3,415)
Total operating expenses	56,351	56,466	50,784
Income from operations	17,144	32,356	56,683
Other income (expense)
Loss on change in fair value of earn-out obligation	0	0	(17,300)
Interest income	406	308	160
Total other income (expense)	406	308	(17,140)
Income (loss) from continuing operations before income taxes	17,550	32,664	39,543
Income tax provision	(5,722)	(9,115)	(13,419)
Income from continuing operations	11,828	23,549	26,124
Loss from discontinued operations	0	0	(1,330)
Income tax benefit	0	0	333
Loss (income) attributable to non-controlling interest	0	0	24
Loss from discontinued operations, net of taxes	0	0	(973)
Net income	11,828	23,549	25,151
Foreign currency translation adjustment	8,842	402	15,307
Comprehensive income	$ 20,670	$ 23,951	$ 40,458
Basic
Continuing operations	$ 0.5	$ 1	$ 1.11
Discontinued operations	$ 0.00	$ 0.00	$ (0.04)
Earnings Per Share, Basic, Total	$ 0.5	$ 1	$ 1.07
Diluted
Continuing operations	$ 0.5	$ 0.99	$ 1.11
Discontinued operations	$ 0.00	$ 0.00	$ (0.04)
Earnings Per Share, Diluted, Total	$ 0.5	$ 0.99	$ 1.07
Weighted average shares outstanding
Basic	23,540,761	23,538,919	23,538,919
Diluted	23,806,194	23,762,378	23,612,398